Provisions and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Contingent tax liability	$ 82.7	$ 86.8
Contingent liabilities	20.7	26.8
Provision related to a process of social security	1.0
ICMS DIFAL [Member]
Disclosure of other provisions [line items]
Tax notice received	6.0
Multi-employer defined benefit plans [member]
Disclosure of other provisions [line items]
Defined contribution pension plan by employer	12.0	12.3
Foreign countries [member]
Disclosure of other provisions [line items]
Actuarial liability recognized	2.9	3.2
Country of domicile [member]
Disclosure of other provisions [line items]
Actuarial liability recognized	36.5	24.7
Dispute On Sat Agentes Nocivos [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	5.6	6.0
Transfer Price Calculation From Two Thousand And Nine Dispute [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	7.7	8.0
Disputed Income Tax Liability Transfer Pricing In Loans Between SubsidariesAssociates [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	155.9	157.9
Disputed Income Tax Liability Relating To Credit Disallowance [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	58.1	56.8
Other Tax Lawsuits [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	$ 7.0	$ 0.5